INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Classes of current inventories [abstract]
Direct smelting ore and stockpile ore	$ 1,071	$ 833
Concentrate inventory	5,513	4,853
Total stockpile and concentrate	6,584	5,686
Material and supplies	4,434	3,024
Total inventories	$ 11,018	$ 8,710